Current and non-current provisions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [abstract]
Changes in Current and Non-Current Provisions
Changes in the Group’s current and non-current provisions were as follows:

	Warranties	Employee benefits	Litigation	Other	Total
Balance as of January 1, 2022 - (Restated)	58,453	7,628	—	11,038	77,119
Additions - (Restated)	106,680	14,590	—	8,986	130,256
Utilization - (Restated)	(25,239)	(8,608)	—	(10,431)	(44,278)
Reversals - (Restated)	(10,785)	(192)	—	(17)	(10,994)
Unwinding of discount and effect in changes due to discount rate - (Restated)	(3,892)	—	—	—	(3,892)
Balance as of December 31, 2022 - (Restated)	$125,217	$13,418	$—	$9,576	$148,211
of which current - (Restated)	53,595	13,322	—	5,932	72,849
of which non-current - (Restated)	71,622	96	—	3,644	75,362

Balance as of January 1, 2023	125,217	13,418	—	9,576	148,211
Additions	93,609	3,333	35,676	20,043	152,661
Utilization	(44,995)	(11,704)	—	(13,053)	(69,752)
Reversals	(17,091)	(1,825)	—	(1,661)	(20,577)
Unwinding of discount and effect in changes due to discount rate	(10,975)	—	—	—	(10,975)
Balance as of December 31, 2023	$145,765	$3,222	$35,676	$14,905	$199,568
of which current	44,581	2,139	35,676	12,491	94,887
of which non-current	101,184	1,083	—	2,414	104,681